Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Municipal Securities Trust
Entity Central Index Key	0000881309
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FCQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin California High Yield Municipal Fund returned 4.67%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	4.67	0.25	2.71
Class A (with sales charge)	0.75	-0.51	2.32
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,030,384,844
Holdings Count | $ / shares	665	[1]
Advisory Fees Paid, Amount	$ 12,707,737
Investment Company Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
[1]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class A1
Trading Symbol	FCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin California High Yield Municipal Fund returned 4.84%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	4.84	0.40	2.79
Class A1 (with sales charge)	0.94	-0.36	2.40
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,030,384,844
Holdings Count | $ / shares	665	[2]
Advisory Fees Paid, Amount	$ 12,707,737
Investment Company Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FCAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin California High Yield Municipal Fund returned 4.22%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	4.22	-0.17	2.22
Class C (with sales charge)	3.22	-0.17	2.22
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,030,384,844
Holdings Count | $ / shares	665	[3]
Advisory Fees Paid, Amount	$ 12,707,737
Investment Company Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FCAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin California High Yield Municipal Fund returned 4.97%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	4.97	0.52	2.93
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,030,384,844
Holdings Count | $ / shares	665	[4]
Advisory Fees Paid, Amount	$ 12,707,737
Investment Company Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin California High Yield Municipal Fund
Class Name	Advisor Class
Trading Symbol	FVCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin California High Yield Municipal Fund returned 4.93%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds two years to maturity
↓	Overweight to B rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	4.93	0.48	2.89
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,030,384,844
Holdings Count | $ / shares	665	[5]
Advisory Fees Paid, Amount	$ 12,707,737
Investment Company Portfolio Turnover	10.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$3,030,384,844
Total Number of Portfolio Holdings*	665
Total Management Fee Paid	$12,707,737
Portfolio Turnover Rate	10.33%
[5]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.